COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rent expenses	$ 138,271	$ 106,086	$ 159,120	$ 121,992